Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Capital Requirements [Abstract]
Summary of maturities and time deposits

(in thousands)	2012	2011
Due within:
One year	$280,477	$266,516
Two years	65,220	93,209
Three years	23,482	34,730
Four years	11,984	8,811
Five years	12,139	11,172
Thereafter	0	0

Total	$393,302	$414,438

Maturity period of certificates and other time deposit in denominations of $100,000 or more

(in thousands)	2012	2011
Due within:
Three months or less	$37,166	$52,274
Over three months through six months	18,690	16,017
Over six months through twelve months	33,265	32,291
Over twelve months	31,656	38,922

Total	$120,777	$139,504